Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	December 31 2021	December 31 2020
	$	$
Trade payables	410,701	389,982
Accrued liabilities	290,298	644,231
Total	700,999	1,034,213